Biological Assets - Disclosure of Continuity of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Reconciliation Of Changes In Biological Assets [Abstract]
Balance, beginning of year	$ 16,348	$ 14,725
Purchases of seeds		271
Acquisition / (disposal) of biological assets due to acquisition / disposal of consolidated entity	184	(1,430)
Unrealized gain on changes in fair value of biological assets	167,550	96,721
Increase in biological assets due to capitalized costs	92,733	20,890
Net write-off of biological assets	(21,618)
Transferred to inventory upon harvest	(176,222)	(114,829)
Balance, end of year	$ 78,975	$ 16,348